As filed with the Securities and Exchange Commission on March 1, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.9%
	Airlines - 1.7%
12,910	United Continental Holdings, Inc. *	$1,080,954

	Broadcast Media - 1.7%
43,805	Discovery, Inc. - Class A *	1,083,736

	Building Products - 2.8%
42,220	USG Corp.	1,801,105

	Chemicals - Fertilizers - 2.0%
43,905	Mosaic Co.	1,282,465

	Computer Software - 9.9%
14,740	Adobe Systems, Inc. *	3,334,778
30,170	Microsoft Corp.	3,064,367
		6,399,145
	Conglomerates - 2.6%
12,480	Honeywell International, Inc.	1,648,858

	Drugs - Proprietary - 7.2%
26,380	Merck & Co., Inc.	2,015,696
30,990	Zoetis, Inc.	2,650,884
		4,666,580
	Electrical Equipment - 2.8%
8,265	Lennox International, Inc.	1,808,878

	Electrical Instruments - 2.1%
5,950	Thermo Fisher Scientific, Inc.	1,331,551

	Finance/Information Services - 17.5%
26,140	Fiserv, Inc. *	1,921,029
10,050	Global Payments, Inc.	1,036,456
13,830	MasterCard, Inc. - Class A	2,609,030
19,710	PayPal Holdings, Inc. *	1,657,414
22,660	Visa, Inc. - Class A	2,989,760
13,335	Worldpay, Inc. - Class A *	1,019,194
		11,232,883
	Financial Services - Miscellaneous - 2.4%
20,330	Intercontinental Exchange, Inc.	1,531,459

	Food - 1.6%
11,400	Post Holdings, Inc. *	1,016,082

	Health Care Benefits - 10.1%
4,276	Anthem, Inc.	1,123,006
14,790	Centene Corp. *	1,705,287
14,610	UnitedHealth Group, Inc.	3,639,643
		6,467,936
	Health Care Services - 4.2%
23,420	IQVIA Holdings, Inc. *	2,720,701

	Internet Retail - 5.3%
2,286	Amazon.com, Inc. *	3,433,503

	Internet Software & Services - 4.8%
2,949	Alphabet, Inc. - Class A *	3,081,587

	Leisure Time - 1.7%
10,145	Walt Disney Co.	1,112,399

	Railroad - 2.2%
22,640	CSX Corp.	1,406,623

	Retail - Apparel - 2.7%
10,680	Burlington Stores, Inc. *	1,737,316

	Retail - Discount - 2.9%
17,160	Dollar General Corp.	1,854,653

	Retail - Home Improvement - 4.3%
16,070	Home Depot, Inc.	2,761,147

	Telecommunication Equipment - 2.6%
190,080	Telefonaktiebolaget LM Ericsson - ADR	1,686,010

	Wireless Telecommunication - 1.8%
17,895	T-Mobile US, Inc. *	1,138,301

	TOTAL COMMON STOCKS (Cost $47,549,182)	62,283,872

	SHORT-TERM INVESTMENTS - 3.4%
2,182,284	Invesco STIT Treasury Portfolio - Institutional Class, 2.30% #	2,182,284
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,182,284)	2,182,284
	Total Investments in Securities (Cost $49,731,466) - 100.3%	64,466,156
	Liabilities in Excess of Other Assets - (0.3)%	(171,713)
	NET ASSETS - 100.0%	$64,294,443

ADR	American Depository Receipt
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of December 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Biotechnology - 5.0%
11,080	Emergent BioSolutions, Inc. *	$656,822
17,080	Innoviva, Inc. *	298,046
		954,868
	Broadcast Media - 1.3%
10,170	Discovery, Inc. - Class A *	251,606

	Brokerage - 2.4%
7,520	LPL Financial Holdings, Inc.	459,322

	Building Products - 6.3%
7,990	Armstrong World Industries, Inc.	465,098
17,010	USG Corp.	725,646
		1,190,744
	Business Services - 3.1%
4,024	MSCI, Inc.	593,258

	Chemicals - Fertilizers - 2.7%
17,700	Mosaic Co.	517,017

	Computer - Storage - 1.9%
5,921	NetApp, Inc.	353,306

	Computer Software - 7.8%
6,745	EPAM Systems, Inc. *	782,487
15,509	SS&C Technologies Holdings, Inc.	699,611
		1,482,098
	Drugs - Proprietary - 1.5%
14,490	Horizon Pharma plc *+	283,135

	Electrical Equipment - 3.2%
2,775	Lennox International, Inc.	607,336

	Electrical Instruments - 3.7%
11,255	Keysight Technologies, Inc. *	698,710

	Electronics - 1.9%
9,910	Avnet, Inc.	357,751

	Finance/Information Services - 8.1%
5,965	Euronet Worldwide, Inc. *	610,697
6,293	Global Payments, Inc.	648,997
3,530	Worldpay, Inc. - Class A *	269,798
		1,529,492
	Financial Services - Miscellaneous - 2.0%
3,960	Broadridge Financial Solutions, Inc.	381,150

	Food - 3.1%
6,560	Post Holdings, Inc. *	584,693

	Footwear - 2.5%
3,660	Deckers Outdoor Corp. *	468,297

	Health Care Services - 7.1%
7,450	Encompass Health Corp.	459,665
4,310	LHC Group, Inc. *	404,623
5,295	PRA Health Sciences, Inc. *	486,928
		1,351,216
	Insurance - Property/Casualty/Title - 3.1%
9,575	Selective Insurance Group, Inc.	583,501

	Leisure Time - 3.7%
13,204	Planet Fitness, Inc. - Class A *	707,998

	Medical Products - 2.7%
9,210	Merit Medical Systems, Inc. *	514,010

	Medical Systems/Equipment - 3.4%
7,214	Hill Rom Holdings, Inc.	638,800

	Metals - Precious - 3.5%
25,080	Kirkland Lake Gold Ltd. +	654,337

	Personal Care - 1.3%
1,036	Ulta Beauty, Inc. *	253,654

	Railroad - 1.8%
3,500	Kansas City Southern	334,075

	Retail - Apparel - 5.1%
5,963	Burlington Stores, Inc. *	970,001

	Retail - Discount - 2.3%
6,601	Ollie's Bargain Outlet Holdings, Inc. *	439,033

	Semiconductors - 3.5%
7,275	Mellanox Technologies Ltd. *+	672,065

	Telecommunication Equipment - 3.3%
18,705	Ciena Corp. *	634,287

	TOTAL COMMON STOCKS (Cost $16,470,412)	18,465,760

	SHORT-TERM INVESTMENTS - 4.3%
804,935	Invesco STIT Treasury Portfolio - Institutional Class, 2.30% #	804,935
	TOTAL SHORT-TERM INVESTMENTS (Cost $804,935)	804,935
	Total Investments in Securities (Cost $17,275,347) - 101.6%	19,270,695
	Liabilities in Excess of Other Assets - (1.6)%	(296,621)
	NET ASSETS - 100.0%	$18,974,074

*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of December 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
December 31, 2018 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2018:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$6,416,023	$-	$-	$6,416,023
Consumer Discretionary	9,786,619	-	-	9,786,619
Consumer Staples	1,016,082	-	-	1,016,082
Financials	1,531,459	-	-	1,531,459
Health Care	15,186,768	-	-	15,186,768
Industrials	7,746,418	-	-	7,746,418
Materials	1,282,465	-	-	1,282,465
Technology	19,318,038	-	-	19,318,038
Total Common Stocks	62,283,872	-	-	62,283,872
Short-Term Investments	2,182,284	-	-	2,182,284
Total Investments in Securities	$64,466,156	$-	$-	$64,466,156

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$251,606	$-	$-	$251,606
Consumer Discretionary	2,838,983	-	-	2,838,983
Consumer Staples	584,693	-	-	584,693
Financials	1,636,081	-	-	1,636,081
Health Care	3,742,029	-	-	3,742,029
Industrials	2,132,155	-	-	2,132,155
Materials	1,171,354	-	-	1,171,354
Technology	6,108,859	-	-	6,108,859
Total Common Stocks	18,465,760	-	-	18,465,760
Short-Term Investments	804,935	-	-	804,935
Total Investments in Securities	$19,270,695	$-	$-	$19,270,695

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2018, the end of the reporting period.  During the period ended December 31, 2018, the Funds recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
                                                        Jeffrey T. Rauman, President/Chief Executive
                                                        Officer/Principal Executive Officer

Date                                                       3/1/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Jeffrey T. Rauman
                                        Jeffrey T. Rauman, President/Chief Executive
                                        Officer/Principal Executive Officer

Date                                                       3/1/19

By (Signature and Title)* /s/ Cheryl L. King
                                                        Cheryl L. King, Vice President/Treasurer/Principal
                                                         Financial Officer

Date                                                       2/22/19

* Print the name and title of each signing officer under his or her signature.